Jacob Internet Fund
Schedule of Investments (+)
May 31, 2021 (Unaudited)

Shares			Value
		COMMON STOCKS - 100.5%
		Amusement & Recreation Services - 1.2%
196,000		Esports Entertainment Group, Inc. *^	$2,238,320
		Business Services - 10.7%
203,275		OptimizeRx Corp. *	9,984,868
342,000		Triterras, Inc. - Class A*^	2,116,980
61,675		Zillow Group, Inc. - Class C *	7,235,711
			19,337,559
		Calculating & Accounting Machine (No Electronic Computers) - 2.8%
411,100		Cantaloupe, Inc. *	5,019,531
		Catalog & Mail - Order Houses - 1.6%
14,000		Alibaba Group Holding Ltd. - ADR *^	2,995,440
		Communications Equipment - 1.9%
505,740		Powerfleet, Inc. *	3,408,688
		Computer Integrated Systems Design - 2.9%
157,500		Telos Corp. *	5,178,600
		Computer Peripheral Equipment - 6.3%
193,726		Identiv, Inc. *	3,018,251
290,911		Immersion Corp. *	2,487,289
114,300		Impinj, Inc. *	5,949,315
			11,454,855
		Computer Processing & Data Preparation - 2.1%
298,963		Castlight Health, Inc. - Class B *	544,113
186,000		Sohu.com Ltd. - ADR *^	3,279,180
			3,823,293
		Computer Programming, Data Processing, Etc. - 18.4%
1,500		Alphabet, Inc. - Class C *	3,617,340
11,800		Facebook, Inc. - Class A *	3,879,014
29,000		MongoDB, Inc. *	8,466,260
371,800		Momentive Global, Inc. *	7,231,510
17,000		Tencent Holdings Ltd. (HK) (a)	1,329,076
150,317		Twitter, Inc. *	8,718,386
			33,241,586
		Direct Mail Advertising Services - 2.8%
371,517		SharpSpring, Inc. *	5,071,207
		Eating Places - 0.8%
689,000		Waitr Holdings, Inc. *	1,398,670
		Educational Services - 1.3%
977,500		Zovio, Inc. *	2,297,125
		Electric Services - 0.8%
300,000		Transphorm, Inc. *	1,500,000
		Miscellaneous Amusement & Recreation - 2.1%
78,000		DraftKings, Inc. - Class A *	3,896,100
		Patent Owners & Lessors - 6.0%
165,496		Digital Turbine, Inc. *	10,950,870
		Personal Services - 4.4%
198,200		Yelp, Inc. *	7,949,802
		Pharmaceutical Preparations - 0.8%
77,000		Galaxy Digital Holdings Ltd. *	1,384,475
		Prepackaged Software - 20.1%
484,543		Inspired Entertainment, Inc. *	5,552,863
256,000		Porch Group, Inc. *	4,382,720
556,100		Qumu Corp. *	2,608,109
244,000		Silver Spike Acquisition Corp. - Class A *	3,977,200
34,000		Square, Inc. - Class A *	7,565,680
93,500		Tabula Rasa HealthCare, Inc. *	4,040,135
24,200		Twilio, Inc. - Class A *	8,131,200
			36,257,907
		Real Estate - 0.7%
584,681		Leju Holdings Ltd. - ADR *^	1,192,749
		Security Brokers, Dealers & Flotation Companies - 7.1%
655,000		Voyager Digital Ltd. *	12,765,950
		Semiconductors and Related Devices - 1.1%
44,300		CEVA, Inc. *	1,987,741
		State Commercial Banks - 4.6%
43,988		First Internet Bancorp	1,492,073
60,625		Silvergate Capital Corp. - Class A *	6,753,625
			8,245,698
		TOTAL COMMON STOCKS (Cost $121,344,396)	181,596,166

		MONEY MARKET FUND - 0.3%
494,881		First American Government Obligations Fund - Class X, 0.03% (b)	494,881
		TOTAL MONEY MARKET FUND (Cost $494,881)	494,881
		TOTAL INVESTMENTS (Cost $121,839,277) - 100.8%	182,091,047
		LIABILITIES IN EXCESS OF OTHER ASSETS - (0.8)%	(1,394,179)
		TOTAL NET ASSETS - 100.0%	$180,696,868

	(+)	Schedule of Investments is classified using the U.S. Securities and Exchange Commission's Standard Industrial Classification (SIC) Code List.
	*	Non Income Producing.
	^	U.S. Dollar-denominated foreign security.
	ADR	American Depositary Receipt.
	(HK)	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.
	(a)	Level 2 security.
	(b)	7-day yield.

Jacob Internet Fund Summary of Fair Value Exposure (Unaudited)
Investment securities traded on a national securities exchange are valued at their market value determined by their last sales price in the principal market in which these securities are normally traded (except those traded on the NASDAQ National Market and Capital Market exchanges which are valued at the NASDAQ Official Closing Price (“NOCP”)), unless there are no transactions on the valuation date, in which case they are valued at the mean between the closing bid and ask prices. Securities traded over-the-counter are valued at the last reported sales price unless there is no reported sales price, in which case the mean between the closing bid and ask prices is used.  Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies. Foreign equity securities are valued at the last sale price at the close of the exchange on which the security is principally traded. The Jacob Internet Fund (the "Fund") values foreign securities at fair value, using fair valuation procedures approved by the Board of Directors, taking into account the occurrence of events after the close of foreign markets in calculating the net asset value ("NAV"). In such cases, use of fair valuation can reduce the investor's ability to seek profit by estimating the Fund's NAV in advance of the time the NAV is calculated. The Board of Directors have retained an independent fair value pricing service to assist in valuing foreign securities held by the Fund. Debt securities with maturities of 60 days or less are valued at amortized cost, which approximates market value. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, based on the value determined on the 61st day.  If amortized cost does not approximate fair value, short-term securities are reported at fair value. Where market quotations are not readily available, are unreliable or when values have been materially affected by events occurring before the close of U.S. markets but after the close of the securities’ primary markets, securities are valued at fair value using procedures approved by the Board of Directors that are designed to determine a security’s fair value.

The Fund adheres to fair valuation accounting standards which provide an authoritative definition of fair value and sets out a hierarchy for measuring fair value. These standards require disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used in pricing the asset or liability. These standards state that “observable inputs” reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and “unobservable inputs” reflect an entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2021:

	Level 1	Level 2		Level 3	Total
Common Stocks
Prepackaged Software	$36,257,907	$-		$-	$36,257,907
Computer Programming, Data Processing, Etc.	31,912,510	1,329,076	(a)	-	33,241,586
Business Services	19,337,559	-		-	19,337,559
Security Brokers, Dealers & Flotation Companies	12,765,950	-		-	12,765,950
Computer Peripheral Equipment	11,454,855	-		-	11,454,855
Patent Owners & Lessors	10,950,870	-		-	10,950,870
State Commercial Banks	8,245,698	-		-	8,245,698
Personal Services	7,949,802	-		-	7,949,802
Computer Integrated Systems Design	5,178,600	-		-	5,178,600
Direct Mail Advertising Services	5,071,207	-		-	5,071,207
Calculating & Accounting Machine (No Electronic Computers)	5,019,531	-		-	5,019,531
Miscellaneous Amusement & Recreation	3,896,100	-		-	3,896,100
Computer Processing & Data Preparation	3,823,293	-		-	3,823,293
Communications Equipment	3,408,688	-		-	3,408,688
Catalog & Mail - Order Houses	2,995,440	-		-	2,995,440
Educational Services	2,297,125	-		-	2,297,125
Amusement & Recreation Services	2,238,320	-		-	2,238,320
Semiconductors and Related Devices	1,987,741	-		-	1,987,741
Electric Services	1,500,000	-		-	1,500,000
Eating Places	1,398,670	-		-	1,398,670
Pharmaceutical Preparations	1,384,475	-		-	1,384,475
Real Estate	1,192,749	-		-	1,192,749
Total Common Stocks	180,267,090	1,329,076		-	181,596,166

Short Term Investment
Money Market Fund	494,881	-		-	494,881

Total Investments in Securities	$180,761,971	$1,329,076		$-	$182,091,047

(a) Certain non-U.S. dollar demoninated securities use systematic fair valuation.